Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Repayment Profile and Individual Loan Details
The repayment profile of the syndicated and other loans held by the Company is as follows:

	Successor	Successor
	Dec 31, 2017	Dec 31, 2016
	€m	€m
Current liabilities/(assets)
Syndicated loans	5.1	—
Less deferred borrowing costs to be amortized within 1 year	(1.8)	(5.0)
Total due in less than one year	3.3	(5.0)
Non-current liabilities
Syndicated loans	1,004.4	964.2
2020 floating rate senior secured notes	—	500.0
2024 fixed rate senior secured notes	400.0	—
Less deferred borrowing costs to be amortized in 2-5 years	(7.2)	(12.4)
Less deferred borrowing costs to be amortized in more than 5 years	(2.1)	—
Total due after more than one year	1,395.1	1,451.8
Total borrowings	1,398.4	1,446.8
The table below shows details of individual loans:

	Successor	Successor
	Dec 31, 2017	Dec 31, 2016
	€m	€m
Current liabilities/(assets)-syndicated loans	5.1	—
Less deferred borrowing costs to be amortized within 1 year	(1.8)	(5.0)
Total current loans and borrowings	3.3	(5.0)
Non-current liabilities-syndicated loans and secured notes
2020 floating rate senior secured notes	—	500.0
2024 fixed rate senior secured notes	400.0	—
Senior C1 EUR	—	363.3
Senior C2 GBP	—	275.9
Senior C3 EUR	—	325.0
Senior B3 EUR	500.0	—
Senior B4 USD	504.4	—
Less deferred borrowing costs to be amortized in 2—5 years	(7.2)	(12.4)
Less deferred borrowing costs to be amortized in more than 5 years	(2.1)	—
Total non-current loans and borrowings	1,395.1	1,451.8
Total borrowings	1,398.4	1,446.8
Borrowings under the syndicated loan facility and floating rate notes	1,398.4	1,446.8